united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

Shares				Value ($)
	COMMON STOCK - 0.2%
	INSURANCE - 0.2%
48,698	Southwestern Energy Co.			635,659
	(Cost - $594,240)
Principal Amount ($) *		Coupon Rate (%)	Maturity
	BONDS & NOTES - 64.2%
	AEROSPACE / DEFENSE - 0.8%
3,000,000	Boeing Co.	2.2000	10/30/2022	3,070,498

	AGRICULTURE - 0.6%
2,000,000	Philip Morris International, Inc.	4.5000	3/26/2020	2,203,353

	APPAREL - 0.6%
2,000,000	Levi Strauss & Co.	6.8750	5/1/2022	2,135,000

	BANKS - 11.0%
2,000,000	Banco Bradesco	5.9000	1/16/2021	2,119,400
1,000,000	Banco Do Brasil	5.8750	1/26/2022	1,018,400
1,000,000	Banco Nac de Deden Econo	6.3690	6/16/2018	1,051,250
1,000,000	Bank of America Corp. (a)	8.0000	7/29/2019	1,030,000
1,000,000	Bank of America Corp. (a)	8.1250	12/29/2049	1,031,098
1,000,000	Caixs Economica Federal	2.3750	11/6/2017	987,500
1,000,000	Caixs Economica Federal	4.2500	5/13/2019	998,750
5,100,000	Citigroup,Inc. (a)	5.8750	12/29/2049	5,182,875
1,000,000	Itau Unibanco Holdings	2.8500	5/26/2018	1,002,400
1,000,000	Itau Unibanco Holdings	6.2000	4/15/2020	1,066,250
1,000,000	Itau Unibanco Holdings	5.7500	1/22/2021	1,048,000
3,000,000	JP Morgan Chase & Co.	2.7500	6/23/2020	3,091,236
7,300,000	JP Morgan Chase & Co. (a)	7.9000	Perpetual	7,582,875
250,000	KeyBank NA	2.5000	12/15/2019	256,985
1,660,000	KeyCorp.	2.9000	9/15/2020	1,725,456
3,000,000	Morgan Stanley (a)	5.4500	7/29/2049	3,011,250
8,610,000	Wells Fargo & Co. (a)	7.9800	Perpetual	9,115,838
				41,319,563
	BEVERAGES - 0.1%
500,000	Coca-Cola Co.	1.8750	10/27/2020	509,721

	BIOTECHNOLOGY - 1.1%
2,000,000	Amgen, Inc.	3.8750	11/15/2021	2,180,178
2,000,000	Gilead Sciences, Inc.	2.5500	9/1/2020	2,078,267
				4,258,445
	COMMERCIAL SERVICES - 1.1%
3,000,000	Hertz Corp.	6.7500	4/15/2019	3,067,500
1,000,000	McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,046,834
				4,114,334
	COSMETICS / PERSONAL CARE - 0.3%
1,000,000	Colgate-Palmolive Co.	2.3000	5/3/2022	1,038,330

	DIVERSIFIED FINANCIAL SERVICES - 6.9%
5,655,000	Cantor Fitzgerald LP (b)	7.8750	10/15/2019	6,270,482
2,000,000	Cantor Fitzgerald LP (b)	6.5000	6/17/2022	2,095,126
6,620,000	International Lease Finance Corp.	8.7500	3/15/2017	6,868,922
2,000,000	Jefferies Group LLC	6.8750	4/15/2021	2,298,124
9,000,000	Nelnet, Inc. (a,c)	4.0021	9/29/2036	6,165,000
1,850,000	Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	1,991,521
				25,689,175
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
2,000,000	Centrais Eletricas Brasileiras SA	6.8750	7/30/2019	2,090,000

	HEALTHCARE - PRODUCTS - 0.5%
2,000,000	Abbott Laboratories	2.0000	3/15/2020	2,032,741

	HEALTHCARE - SERVICES - 1.1%
2,000,000	HCA,Inc.	6.5000	2/15/2020	2,215,000
1,700,000	UnitedHealth Group, Inc.	1.9000	7/16/2018	1,721,870
				3,936,870

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	INSURANCE - 2.0%
1,639,000	Fairfax Financial Holdings Ltd.	7.3750	4/15/2018	1,759,430
5,053,000	ING Capital Funding Trust III (a)	4.2309	Perpetual	5,040,367
1,000,000	XLIT Ltd.	6.5000	Perpetual	751,000
				7,550,797
	MACHINERY - DIVERSIFIED - 1.1%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,155,000
2,000,000	Case New Holland, Inc.	7.8750	12/1/2017	2,155,000
				4,310,000
	MINING - 3.7%
3,000,000	Freeport-McMoRan, Inc.	3.5500	3/1/2022	2,632,500
1,200,000	Glencore Finance Canada Ltd. (b)	3.6000	1/15/2017	1,206,108
2,000,000	Glencore Finance Canada Ltd. (b)	2.7000	10/25/2017	2,010,920
8,000,000	Glencore Funding LLC (a,b)	2.0401	1/15/2019	7,920,000
				13,769,528
	OIL & GAS - 5.7%
2,000,000	Marathon Oil Corp.	5.9000	3/15/2018	2,082,585
5,000,000	Marathon Oil Corp.	2.7000	6/1/2020	4,860,095
9,240,000	Petrobras Global Finance BV (a)	2.8201	1/15/2019	8,858,850
600,000	Pioneer Natural Resources Co.	3.9500	7/15/2022	633,223
3,000,000	Transocean, Inc. (b)	9.0000	7/15/2023	2,902,500
3,000,000	Transocean, Inc.	7.5000	4/15/2031	2,122,500
				21,459,753
	OTHER ABS - 19.9%
1,500,000	Anchorage Capital CLO 6 Ltd. (a,b)	3.5301	4/15/2027	1,498,383
1,000,000	Apidos CLO XVI 2013-16A B (a,b)	3.4879	1/19/2025	993,807
5,000,000	ARES XXX CLO Ltd. 2014-30A D (a.b)	3.5456	4/20/2023	4,800,761
2,000,000	Babson CLO Ltd 2013-II (a,b)	3.3291	1/18/2025	1,982,915
2,000,000	Babson CLO Ltd 2015-II (a,b)	3.4456	7/20/2027	2,001,014
2,500,000	Bluemountain CLO III Ltd 2007-3A D (a,b)	2.0564	3/17/2021	2,415,737
3,000,000	Callidus Debt Partners CLO Fund VI Ltd. 2006-1A E (a,b)	3.7145	10/23/2021	2,877,962
2,500,000	Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.8966	6/19/2021	2,464,244
4,500,000	Centurion CDO 9 Ltd. 2005-9A C (a,b)	2.5291	7/17/2019	4,327,328
4,500,000	CIFC Funding Ltd. 2006-2A B1L Ltd. (a,b)	2.4421	3/1/2021	4,485,802
4,814,852	CIFC Funding Ltd. 2006-2A B2L Ltd. (a,b)	4.8421	3/1/2021	4,816,189
2,500,000	Dryden 45 Senior Loan Fund (a,b)	2.6113	7/15/2027	2,500,000
4,000,000	Fortress Credit BSL Ltd. 2013-1A D (a,b)	4.1879	1/19/2025	3,900,132
2,500,000	Galaxy XVI CLO Ltd. (a,b)	3.4183	11/16/2025	2,481,689
2,500,000	HarbourView CLO 2006-1 6A D (a,b)	4.3401	12/27/2019	2,513,770
2,040,000	Hillmark Funding Ltd. 2006-1AB (a.b)	1.5110	5/21/2021	1,935,490
2,250,000	Inwood Park CDO Ltd. 2006-1A D (a,b)	2.0956	1/20/2021	2,218,109
1,500,000	Jamestown CLO III Ltd. (a,b)	2.6301	1/15/2026	1,501,986
3,500,000	LCM X LP 10A CR (a,b)	3.5301	4/15/2022	3,517,414
3,500,000	Marea CLO 2012-1 Ltd. (a,b)	3.4301	10/15/2023	3,496,903
3,000,000	Monroe Capital BSL CLO Ltd. 2015-1A D (a,b)	4.7610	5/22/2027	2,977,657
2,000,000	OZLM XII Ltd. (a,b)	2.7565	4/30/2027	2,004,742
4,000,000	Symphony CLO IX LP 2012-9A C (a,b)	3.9291	4/16/2022	4,004,251
5,000,000	Venture XVIII CLO Ltd. (a,b)	2.1301	10/15/2026	4,996,570
750,000	Venture XIV CLO Ltd. (a,b)	3.5793	8/28/2025	744,057
3,000,000	Voya CLO 2012-3 Ltd. (a,b)	3.6301	10/15/2022	3,006,910
				74,463,822
	PHARMACEUTICALS - 0.5%
2,000,000	AbbVie, Inc.	2.5000	5/14/2020	2,048,715

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	PIPELINES - 1.5%
3,000,000	Energy Transfer Partners LP	9.7000	3/15/2019	3,455,166
2,000,000	Targa Resources Partners LP	4.1250	11/15/2019	2,025,000
				5,480,166
	RETAIL - 2.8%
4,000,000	Best Buy Co., Inc.	5.0000	8/1/2018	4,230,360
2,000,000	Costco Wholesale Corp.	1.7000	12/15/2019	2,031,507
1,000,000	Costco Wholesale Corp.	2.2500	2/15/2022	1,028,334
1,000,000	Dollar General Corp.	4.1250	7/15/2017	1,024,248
2,000,000	Target Corp.	3.8750	7/15/2020	2,194,012
				10,508,461
	SEMICONDUCTORS - 2.0%
4,000,000	Intel Corp.	2.4500	7/29/2020	4,154,376
3,000,000	QUALCOMM, Inc.	3.0000	5/20/2020	3,160,572
				7,314,948
	SOFTWARE - 0.3%
1,000,000	Microsoft Corp.	2.6500	11/13/2022	1,046,700

	TOTAL BONDS & NOTES (Cost - $240,978,565)			240,350,920

	BANK LOANS - 0.6%
1,400,000	Hilton Worldwide Finance (a)	3.5000	10/25/2020	1,410,500
853,333	Hilton Worldwide Finance (a)	3.5000	10/25/2020	859,733
	TOAL BANK LOANS (Cost - $2,266,795)			2,270,233

	CONVERTIBLE BONDS - 2.7%
	INVESTMENT FIRMS - 1.4%
5,004,000	Ares Capital Corp.	4.7500	1/15/2018	5,204,160

	REITS - 1.3%
5,000,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	4,950,000

	TOTAL CONVERTIBLE BONDS (Cost - $10,210,028)			10,154,160

Shares		Dividend Rate (%)
	PREFERRED STOCKS - 14.7%
	AUCTION RATE PREFERRED STOCKS - 0.4%
39	Eaton Vance Senior Floating-Rate Trust (c,d,e)	0.6320	Perpetual	975,000
27	Eaton Vance Senior Floating-Rate Trust (c,d,e)	0.6020	Perpetual	675,000
				1,650,000
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
10,000	Legg Mason, Inc.	5.45	9/15/2056	251,600

	HEALTHCARE -SERVICES - 0.6%
50,000	Anthem, Inc.	5.2500	5/1/2018	2,146,500

	OIL & GAS - 10.3%
297,500	Hess Corp.	8.0000	2/1/2019	19,676,650
550,000	Southwestern Energy Co.	6.2500	1/15/2018	18,998,000
				38,674,650
	PHARMACEUTICALS - 0.5%
2,000	Allergan plc	5.5000	3/1/2018	1,665,320

	PIPELINES - 2.8%
212,905	Kinder Morgan, Inc.	9.7500	10/26/2018	10,621,830

	TOTAL PREFERRED STOCKS (Cost - $56,371,327)			55,009,900

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
U.S. GOVERNMENT & AGENCY - 5.4%
U.S. TREASURY OBLIGATIONS - 5.4%
20,000,000		United States Treasury Bill (Cost - $19,995,017)	0.0000	10/6/2016	19,995,017

OPEN ENDED MUTUAL FUND - 0.2%
Shares		REAL ESTATE FUND - 0.2%
41,118		Cole Real Estate Income Strategy Daily NAV, Inc. (Cost - $750,000)			751,645

SHORT - TERM INVESTMENT - 12.4%
MONEY MARKET FUND - 12.4%
46,563,431		Federated Treasury Obligations Fund 0.18% (a)
		(Cost - $46,563,431)			46,563,431

		TOTAL INVESTMENTS - 100.4% (Cost - $377,729,402) (f)			$ 375,730,965
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %			(1,546,389)
		NET ASSETS - 100.0%			$ 374,184,576

SECURITIES SOLD SHORT - (1.6) %
COMMON STOCK - (1.6) %
OIL & GAS - (1.6) %
(420,000)		Southwestern Energy Co. (Proceeds - $5,280,417)			(5,842,200)

		ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
		REIT - Real Estate Investment Trust	CDO - Collateralized Debt Obligation
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	*	Principal is in US Dollar unless otherwise noted.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2016.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2016, these securities amounted to $105,965,479 or 23.9 % of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	The Advisor or Trustees have determined these securities to be illiquid. At August 31, 2016, these securities amounted to $1,650,000 or 0.3 % of net assets.
	(e)	Rate shown represents the dividend rate as of August 31, 2016.
	(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $376,896,003 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:				$ 3,915,711
	Unrealized Depreciation:				(6,130,007)
	Net Unrealized Depreciation:				$ (2,214,296)

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 61.0%
	ASSET BACKED - 7.2%
2,333,333	OnDeck Capital, Inc. (a,b) +	7.0000	4/30/2017	2,409,260
2,500,000	OnDeck Capital, Inc. (a,b) +	6.0000	8/15/2017	2,585,272
				4,994,532
	BANKS - 3.1%
2,000,000	VTB Bank	9.5000	12/29/2049	2,167,240

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
3,000,000	Nelnet, Inc. (b)	4.0021	9/29/2036	2,055,000

	HOLDING COMPANIES - 3.0%
2,000,000	Leucadia National Corp.	5.5000	10/18/2023	2,104,654

	INSURANCE - 6.1%
4,000,000	Genworth Holdings, Inc. - Class A (b)	6.1500	11/15/2066	1,580,000
750,000	ING Capital Funding Trust III (b)	4.2311	12/29/2049	748,125
2,500,000	XLIT Ltd. (b)	6.5000	10/29/2049	1,877,500
				4,205,625
	MINING - 2.9%
2,000,000	Glencore Finance Canada Ltd (c)	2.7000	10/25/2017	2,010,920

	OIL & GAS - 15.5%
400,000	Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/23/2019	460,864
2,100,000	Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	2,419,536
2,000,000	Marathon Oil Corp.	5.9000	3/15/2018	2,082,585
50,000	Petrobras International Finance Co. (b)	2.8201	1/15/2019	47,938
3,641,000	Petrobras International Finance Co.	5.3750	1/27/2021	3,518,116
2,000,000	Transocean, Inc.	8.1250	12/15/2021	1,885,000
470,000	Transocean, Inc.	7.5000	4/15/2031	332,525
				10,746,564
	OTHER ABS - 12.0%
2,500,000	Cavalry CLO V Ltd. 2014-5A D (b,c)	4.1791	1/16/2024	2,439,041
2,000,000	Fortress Credit BSL Ltd. 2013-1A C (b,c)	3.5879	1/19/2025	1,958,369
2,000,000	Fortress Credit BSL Ltd. 2013-1A D (b,c)	4.1879	1/19/2025	1,950,066
2,000,000	Monroe Capital BSL CLO 2015-1 Ltd. 2015-1A D (b,c)	4.7610	5/22/2027	1,985,105
				8,332,581
	PHARMACEUTICALS - 4.2%
1,000,000	Valeant Pharmaceuticals International, Inc. (c)	5.3750	3/15/2020	947,500
2,000,000	Valeant Pharmaceuticals International, Inc. (c)	7.5000	7/15/2021	1,973,120
				2,920,620
	PIPELINES - 1.7%
1,000,000	Energy Transfer Partners LP	9.7000	3/15/2019	1,151,722

	RETAIL - 2.3%
1,500,000	Outerwall, Inc.	5.8750	6/15/2021	1,614,375

	TOTAL BONDS & NOTES (Cost - $43,199,456)			42,303,833

	U.S. GOVERNMENT & AGENCY - 7.2%
	U.S. TREASURY OBLIGATIONS - 7.2%
5,000,000	United States Treasury Note (Cost - $5,009,897)	0.8750	1/31/2017	5,009,685

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

		Dividend
Shares	PREFERRED STOCKS - 14.0%	Rate %	Maturity	Value ($)
	OIL & GAS - 10.7%
10,003	Anadarko Petroleum Corp.	7.5000	6/7/2018	382,115
52,500	Hess Corp.	8.0000	2/1/2019	3,472,350
110,000	Southwestern Energy Co.	6.2500	1/15/2018	3,542,000
				7,396,465
	PHARMACEUTICALS - 0.6%
500	Allergan Plc	5.5000	3/1/2018	416,330

	PIPELINES - 2.7%
37,432	Kinder Morgan, Inc.	9.7500	10/26/2018	1,867,482

	TOTAL PREFFERED STOCKS (Cost - $9,714,929)			9,680,277

	SHORT-TERM INVESTMENTS - 16.9%
	MONEY MARKET FUND - 16.9%
11,717,730	Federated Treasury Obligations Fund 0.18% (b)
	(Cost - $11,717,730)			11,717,730

	TOTAL INVESTMENTS - 99.1% (Cost - $69,642,012) (d)			$ 68,711,525
	ASSETS LESS OTHER LIABILITIES - 0.9%			606,995
	NET ASSETS - 100.0%			$ 69,318,520

	ABS - Asset Backed Securities
	CLO - Collateralized Loan Obligation
	CDO - Collateralized Debt Obligation
	Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
*	Principal is in US Dollar unless otherwise noted.
+	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(a)	The Advisor or Trustees have determined these securities to be illiquid at August 31, 2016, these securities amounted to $4,994,532 or 7.2% of net assets.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2016.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2016, these securities amounted to $13,724,985 or 19.8% of net assets.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,650,892
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 1,643,060
		Unrealized Depreciation:		(2,582,427)
		Net Unrealized Depreciation:		$ (939,367)

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" Procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quareterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2016 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 635,659	$ -	$ -	$ 635,659
Bonds & Notes	-	240,350,920	-	240,350,920
Bank Loans	-	2,270,233	-	2,270,233
Convertible Bonds	-	10,154,160	-	10,154,160
Preferred Stock	53,359,900	1,650,000	-	55,009,900
U.S. Government Agency	19,995,017	-	-	19,995,017
Open Ended Mutual Fund	751,645	-	-	751,645
Short-Term Investments	46,563,431	-	-	46,563,431
Total Investments	$ 121,305,652	$ 254,425,313	$ -	$ 375,730,965
Liabilities
Securities Sold Short
Common Stock	$ (5,842,200)	$ -	$ -	$ (5,842,200)

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 42,303,833	$ -	$ 42,303,833
U.S. Government & Agency	5,009,685	-	-	5,009,685
Preferred Stock	9,680,277	-	-	9,680,277
Short-Term Investments	11,717,730	-	-	11,717,730
Total Investments	$ 26,407,692	$ 42,303,833	$ -	$ 68,711,525
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 10/20/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 10/20/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 10/20/2016